Redeemable Convertible Preferred Stock - Convertible preferred stock activity - Additional Information (Details) - USD ($)			1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 07, 2019	Mar. 27, 2019	Jul. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Par value (in dollars per share)				$ 0.0001		$ 0.0001	$ 0.0001
Issuance costs						$ 86,933	$ 85,193
Series A Preferred Stock
Temporary Equity [Line Items]
Issuance of preferred shares, net (in shares)		2,111,856					2,111,856
Par value (in dollars per share)		$ 0.0001
Share price		$ 1.8988
Total proceeds before issuance costs		$ 4,009,992					$ 4,009,992
Issuance costs		56,647
Net proceeds		$ 3,953,345
Shares issued upon conversion of SAFE Notes		658,309					658,309
Series A-1 Preferred Stock
Temporary Equity [Line Items]
Issuance of preferred shares, net (in shares)	392,276						392,276
Par value (in dollars per share)	$ 0.0001
Share price	$ 2.5492
Total proceeds before issuance costs	$ 999,990						$ 999,990
Issuance costs	7,705
Net proceeds	$ 992,285
Series B Preferred Stock
Temporary Equity [Line Items]
Issuance of preferred shares, net (in shares)				1,483,491	1,148,481	1,148,481	1,483,491
Par value (in dollars per share)				$ 0.0001	$ 0.0001		$ 0.0001
Share price				$ 4.1681	$ 4.1681		$ 4.1681
Total proceeds before issuance costs				$ 6,083,346	$ 4,886,976	$ 4,886,976	$ 6,083,346
Issuance costs				20,841	7,070
Net proceeds				6,062,505	$ 4,879,906
Subscription receivable				$ 99,993			$ 99,993
Series C Preferred Stock
Temporary Equity [Line Items]
Issuance of preferred shares, net (in shares)			5,130,658			5,130,658
Par value (in dollars per share)			$ 0.0001
Share price			$ 5.4865
Total proceeds before issuance costs			$ 28,149,355			$ 28,149,355
Issuance costs			79,863
Net proceeds			$ 28,069,492
Common Stock
Temporary Equity [Line Items]
Shares issued upon conversion of SAFE Notes		576,677